Investments in associates and joint ventures - Changes during the year (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures
Balance at the beginning	$ 3,568	$ 3,568	$ 3,696
Additions		23	93
Translation adjustment		(456)	(30)
Equity results in income statement		305	98	$ 309
Equity results in statement of comprehensive income			(152)
Dividends declared		(291)	(283)
Transfer to held for sale		87
Others		(11)	146
Balance at the end		3,225	3,568	3,696
Coal
Investments in associates and joint ventures
Balance at the beginning	317	317
Additions		11	75
Equity results in income statement		16	20	(4)
Balance at the end		317	317
Others
Investments in associates and joint ventures
Balance at the beginning	1,316	1,316
Additions		12	18
Equity results in income statement		(129)	(252)	138
Balance at the end		1,080	1,316
Associates
Investments in associates and joint ventures
Balance at the beginning	$ 1,441	1,441	1,437
Additions			1
Translation adjustment		(184)	(2)
Equity results in income statement		44	57
Dividends declared			(57)
Transfer to held for sale		87
Others		4	5
Balance at the end		1,392	1,441	1,437
Ultrafertil
Investments in associates and joint ventures
Ownership interest held	18.00%
Joint ventures
Investments in associates and joint ventures
Balance at the beginning	$ 2,127	2,127	2,259
Additions		23	92
Translation adjustment		(272)	(28)
Equity results in income statement		261	41
Equity results in statement of comprehensive income			(152)
Dividends declared		(291)	(226)
Others		(15)	141
Balance at the end		$ 1,833	$ 2,127	$ 2,259